Intangible Assets (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Line Items]
Goodwill (in Pesos)
Technological developments (in Pesos)	$ 18,157	13,889
Assumed market share, percentage	16.50%
Nominal discount rate, percentage	7.00%
Discount rate, percentage	6.10%
Return on market equity percentage	4.40%
Real cost equity, percentage	9.00%
Total for all Business Combinations [Member]
Intangible Assets [Line Items]
Goodwill (in Pesos)	$ 12,576	$ 12,576
Discount rate, percentage	5.90%
Minimum [Member]
Intangible Assets [Line Items]
Bank setting discounts rates, percentage	8.00%
Maximum [Member]
Intangible Assets [Line Items]
Bank setting discounts rates, percentage	10.00%